Note 3 - Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets of discontinued operations:	September 30, 2013 (unaudited)	December 31, 2012
Accounts receivable and other receivables	$—	$1,340
Prepaid expenses and other current assets	—	—
Other assets	—	9,556
Total current assets of discontinued operations	—	10,896
Security deposit – escrow account for installation jobs	200,000	200,000
Total assets of discontinued operations	$200,000	$210,896
Liabilities of discontinued operations:	September 30, 2013 (unaudited)	December 31, 2012
Accrued liabilities	$—	$8,656
Accrued warranty	990,933	1,042,663
Deferred revenue	—	1,500
Total current liabilities	$990,933	$1,052,819

Assets of discontinued operations:	December 31, 2012	December 31, 2011
Accounts receivable and other receivables	$1,340	$41,762
Prepaid expenses and other current assets	—	34,415
Other assets	9,556	11,278
Total current assets of discontinued operations	10,896	87,455
Security deposits on operating leases	—	9,913
Security deposit – escrow account for installation jobs	200,000	200,000
Total assets of discontinued operations	$210,896	$297,368
Liabilities of discontinued operations:	December 31, 2012	December 31, 2011
Accrued liabilities	$8,656	$124,751
Accrued warranty	1,042,663	1,133,549
Deferred revenue	1,500	50,520
Total current liabilities	1,052,819	1,308,820

Other long-term liabilities	—	10,200
Total discontinued operations liabilities	$1,052,819	$1,319,020